Nature of operations and summary of significant accounting policies (Inventories) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 21, 2017	Dec. 31, 2016	Dec. 31, 2015
Energy Related Inventory
Equipment inventory	$ 5,326
Commodities	1,521
Inventories, net	$ 6,847	$ 6,885
Predecessor
Energy Related Inventory
Equipment inventory			$ 8,165	$ 11,470
Commodities			1,418	1,698
Inventory valuation allowance			(2,232)	(839)
Inventories, net		$ 6,885	$ 7,351	$ 12,329